Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 6: Equity

Common Stock

On January 10, 2012, the Company entered into Warrant Amendment Agreements (the “Agreements”) with six individuals who acquired warrants from five funds affiliated with Security Investors, LLC for the purchase of an aggregate of 5,633,344 shares of the Company’s Common Stock (collectively, the “Warrants”). Pursuant to the Agreements, the Company amended the Warrants to change the exercise prices from $0.30 per share to $0.095 per share, and the Investors agreed to exercise all of the Warrants immediately for cash. The Company received proceeds totaling $498,000, net of issuance costs, from the exercise of the Warrants.

On February 10, 2012, the Company issued 419,180 shares of Common Stock to ARC Capital (BVI) Limited. (“ARC”) in partial consideration for financial advisory and other consulting services performed by ARC pursuant to a Financial Advisory and Consulting Agreement dated as of November 7, 2011. The value of this Common Stock was recorded as a component of general and administrative expense on the Company’s Consolidated Statement of Operations in the fourth quarter of 2011.

At March 31, 2012, approximately 231 million shares of Common Stock were reserved for future issuance under convertible debt and warrant agreements, stock option arrangements and other commitments.

Stock Options

During the three-month period ended March 31, 2012, the Board of Directors awarded employees and an advisor to the Board of Directors a total of 1,530,000 stock options under the Company’s 2008 Incentive Stock Plan. The options are exercisable at $0.15 - $0.268 per share for a ten year period. The exercise price was equal to or greater than the market price on the respective grant dates. Options granted to non-employee directors vest on the date of the Company’s 2012 Annual Meeting of Stockholders; options granted to employees vest ratably over a four-year period.

The following table presents option expense included in expenses in the Company’s Consolidated Statements of Operations for the three-month periods ended March 31, 2012 and 2011:

	2012	2011

Cost of revenue	$4	$9
General and administrative	137	286
Engineering, research and development	25	30
Sales and marketing	(3)	29
Option expense before tax	163	354
Benefit for income tax	—	—
Net option expense	$163	$354

The fair value of options granted during the three-month periods ended March 31, 2012 and 2011 were estimated at the date of grant using a Black-Scholes option pricing model with the following assumptions:

	2012	2011

Risk-free interest rate	1.1% - 1.2%	3.5%
Expected option life (years)	6.25	6.25
Expected volatility	92%	91%
Expected dividend rate	0%	0%
Expected forfeiture rate	20%	0%

A summary of the Company’s stock option activity and related information for the three-month periods ended March 31, 2012 and 2011 follows:

	2012		2011
	Number of Shares	Wtd. Avg. Exercise Price per Share	Number of Shares	Wtd. Avg. Exercise Price per Share
Outstanding, beginning of year	19,674,102	$0.38	22,065,402	$0.57
Granted	1,530,000	$0.24	1,200,000	$0.30
Canceled	(521,250)	$0.31	(1,832,500)	$1.12
Outstanding, end of period	20,682,852	$0.37	21,432,902	$0.51
Exercisable, end of period	9,540,783	$0.51	9,084,754	$0.80

The weighted average fair value of options granted was approximately $0.18 and $0.23 per share for the three-month periods ended March 31, 2012 and 2011, respectively. The weighted average fair value of options vested was approximately $141,000 and $221,000 for the three-month periods ended March 31, 2012 and 2011, respectively.

Exercise prices for options outstanding as of March 31, 2012 ranged from $0.15 to $1.50. The weighted average remaining contractual life of those options was approximately 7.7 years at March 31, 2012. The weighted average remaining contractual life of options vested and exercisable was approximately 7.0 years at March 31, 2012.

As of March 31, 2012, there was approximately $879,000 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company’s stock option plans. That cost is expected to be recognized over a weighted-average period of 1.1 years. The Company recognizes stock-based compensation on the straight-line method.

Warrants

At March 31, 2012, there were outstanding warrants for the purchase of 78,062,100 shares of the Company’s Common Stock at prices ranging from $0.01 per share to $1.50 per share (weighted average exercise price was $0.40 per share). The expiration date of these warrants are as follows:

Year	Number of Warrants
2012	12,679,487
2013	8,896,554
2014	6,159,436
2015	6,188,879
2016	42,795,244
After 2016	1,342,500
78,062,100

Note 6: Equity

On July 11, 2011 the Company received written consents from stockholders representing 71.3% in voting power of the Company’s capital stock authorizing an amendment of the Company’s Certificate of Incorporation for the following purposes:

•	to increase the total number of authorized shares of stock to 455,000,000 shares, of which 425,000,000 shares shall be Common Stock and 30,000,000 shares shall be Preferred Stock, with 208,334 shares of the Preferred Stock designated “Series A Convertible Preferred Stock”, 12,000,000 shares of the Preferred Stock designated “Series B Convertible Preferred Stock” and the remaining shares undesignated; and

•	to modify the definition of “Additional Stock” (as set forth in Section 6(g)(ii) of the Description of Series B Convertible Preferred Stock attached as Exhibit A to the Certificate of Designation, Preferences and Rights filed in the Office of the Secretary of State of the State of Delaware on November 18, 2009 (the “Series B Terms”)) to exclude any shares of Common Stock issued or deemed issued in a transaction or series of related transactions approved by the holders of a majority of the then-outstanding Series B Convertible Preferred Stock.

The Company filed a Certificate of Amendment to its Certificate of Incorporation to effect the amendment on August 11, 2011.

Common Stock

During 2010, the Company received 50,000 shares of its Common Stock from a former officer as payment for medical benefits under COBRA regulations. These shares are held as Treasury Stock and are recorded at $18,000, which represents the cost of benefits provided.

The Company issued 600,000 shares of Common Stock valued at $114,000 and 200,000 shares of Common Stock valued at $54,000 during 2011 and 2010, respectively, for services.

As discussed in Note 5, on October 20, 2010, the Company converted notes plus accrued interest totaling $433,000 into 1,802,445 shares of the Company’s Common Stock at a price of $0.24 per share.

In March 2011, an investor of the Company converted 100,000 shares of Series B Convertible Preferred Stock into 1 million shares of the Company’s Common Stock. In May 2011, an investor of the Company converted 18,518 shares of Series B Convertible Preferred Stock into 185,180 shares of the Company’s Common Stock.

On December 30, 2011, the Company entered into Warrant Amendment Agreements (the “Agreements”) with 21 individuals and entities who acquired warrants from five funds affiliated with Security Investors, LLC for the purchase of an aggregate of 27.7 million shares of the Company’s Common Stock (collectively, the “Warrants”). Pursuant to the Agreements, the Company amended the Warrants to change the exercise prices from $0.30 per share to $0.095 per share, and the Investors agreed to exercise all of the Warrants immediately for cash. The Company received proceeds totaling $2,436,000, net of issuance costs, from the exercise of the Warrants.

At December 31, 2011, approximately 236 million shares of Common Stock were reserved for future issuance under convertible debt and warrant agreements, stock option arrangements and other commitments.

Preferred Stock

As of December 31, 2011, the Company has 208,334 shares of Series A Convertible Preferred Stock outstanding, which is held by a single investor. Each share of Series A Convertible Preferred Stock is convertible into one share of the Company’s Common Stock and has a liquidation value of $1.20 per share.

The Company designated and began issuing shares of its Series B Convertible Preferred Stock in 2009. Each share of the Company’s Series B Convertible Preferred Stock is convertible, at any time at the discretion of the holder, into ten shares of the Company’s Common Stock. Except with respect to the election of the Board of Directors, holders of Series B Convertible Preferred Stock will vote on an as-converted basis together with the Common Stock holders on all matters. The Company’s Board of Directors consists of seven members, four of whom are elected by holders of the Company’s Series B Convertible Preferred Stock (three to be designated by Quercus and one by Robert S. Trump) and three by the holders of the Company’s Common Stock.

As discussed in Note 5, on July 8, 2010, in conjunction with receiving a Notice to Proceed on its contract with the New York City Department of Environmental Protection, the Company converted $1.9 million of principal and interest on its 2010 Bridge Notes into 791,668 shares of Series B Convertible Preferred Stock and warrants for the purchase of 8.3 million shares of the Company’s Common Stock at an exercise price of $0.30 per share.

On August 9, 2010 the Company issued to certain investors a total of 2,083,334 shares of the Company’s Series B Convertible Preferred Stock at a purchase price of $2.40 per share and warrants to purchase up to 33,333,344 shares of the Company’s Common Stock at an exercise price of $0.30 per share. The total proceeds to the Company, net of issuance costs, was $4,625,000.

The Warrants may be exercised at any time on or before August 10, 2015, subject to the Company’s right to accelerate the expiration date in the event the closing price for the Company’s Common Stock exceeds 200% of the closing price on August 9, 2010 for a period of 30 consecutive trading days. The Warrants contains other conventional terms, including provisions for cashless exercise and for adjustment in the Exercise Price and/or the securities issuable upon exercise in the event of certain specified extraordinary corporate events, such as stock splits, combinations, and stock dividends.

The Company estimated the fair value of the warrants issued using the Black-Scholes option pricing model and allocated proceeds received to the warrant on a relative fair value basis. The Company then calculated a beneficial conversion value of $1,894,000 related to the Series B Convertible Preferred Stock based on its allocated fair value. Because the Series B Convertible Preferred Stock is convertible at any time at the investor’s option, the value of the beneficial conversion feature is considered a “deemed dividend” to the investors of the Preferred Stock as of the date of issuance and increases the net loss attributable to common shareholders on the Company’s Consolidated Statements of Operations.

As stated in Note 5, on July 1, 2011 the Company repaid the entire principal balance of the restated CASTion Notes by making payments totaling $1,568,267 and converting the remaining balance into 653,439 shares of Series B Convertible Preferred Stock and warrants to purchase a total of 10,455,424 shares of the Company’s Common Stock.

Per the terms of the amended 2010 Bridge Loan Agreement, as described in Note 4 above, the repayment of the CASTion Notes triggered the conversion of the entire outstanding balance of principal and interest on the 2010 Bridge Notes. As a result, on August 11, 2011 the Company converted principal and accrued interest totaling $2,932,108 into 1,221,707 shares of Series B Convertible Preferred Stock and warrants to purchase 19,547,385 shares of the Company’s Common Stock at an exercise price of $0.30 per share.

As stated in Note 5, on August 11, 2011, upon satisfaction of all of the conditions set forth in the 2011 Bridge Note and Warrant Amendment Agreement, the holders of the June 2011 Bridge Notes exercised all of the Warrants in accordance with the Agreement and surrendered all of the June 2011 Bridge Notes for the purchase under the Warrants of an aggregate of 3,469,387 shares of Series B Convertible Preferred Stock at a price of $1.30 per share.

Stock Options

The Company’s 1997 Stock Option Plan (the “Plan”) provided for incentive and non-incentive stock options for an aggregate of 750,000 shares of Common Stock for key employees and non-employee Directors of the Company. The Plan, which expired on December 31, 2007, provided that the exercise price of each option must be at least equal to 100% of the fair market value of the Common Stock on the date of grant. The Plan contained automatic grant provisions for non-employee Directors of the Company.

The ThermoEnergy Corporation 2008 Incentive Stock Plan (the “2008 Plan”) provides for the granting of non-qualified stock options, restricted stock, stock appreciation rights (“SAR”) and incentive stock options for officers, employees, non-employee members of the Board of Directors, consultants and other service providers.  Options may not be granted at an exercise price less than the fair market value of the Company’s Common Stock on the date of grant and the term of the options may not be in excess of ten years.   The Company has reserved 20,000,000 shares of Common Stock for issuance under the 2008 Plan.

Although the granting of awards under the 2008 Plan is generally at the discretion of the Compensation Committee of the Board of Directors, the 2008 Plan provides for automatic grants of stock options to the non-employee members of the Board of Directors. Each non-employee Director who is elected or appointed to the Board for the first time shall automatically be granted a non-qualified stock option to purchase 30,000 shares of the Company’s Common Stock. Thereafter, at each subsequent Annual Meeting of Stockholders, each non-employee Director who is re-elected to the Board of Directors or continues to serve a term that has not expired will receive a non-qualified stock option grant to purchase an additional 30,000 shares. All options granted to non-employee Directors vest and become fully exercisable on the date of the first Annual Meeting of Stockholders occurring after the end of the fiscal year of the Company during which such option was granted and shall have a term of ten years.

The following table presents non-cash stock option expense included in expenses in the Company’s Consolidated Statements of Operations for the years ended December 31, 2011 and 2010 (in thousands):

	2011	2010

Cost of revenue	$23	$24
General and administrative	769	1,752
Engineering, research and development	41	177
Sales and marketing	169	113
Option expense before tax	1,002	2,066
Income tax benefit	—	—
Net option expense	$1,002	$2,066

During 2011, the Board of Directors awarded officers, employees, and various members of the Board of Directors a total of 3,320,000 stock options.  The options are exercisable at exercise prices ranging from $0.15 to $0.30 per share for a ten year period. The exercise price was equal to or greater than the market price on the respective grant dates during the year.

During 2010, the Board of Directors awarded officers, employees, and various members of the Board of Directors a total of 13,659,102 stock options.  The options are exercisable at exercise prices ranging from $0.30 to $0.35 per share for a ten year period. The exercise price was equal to or greater than the market price on the respective grant dates during the year.

The fair value of options granted during 2011 and 2010 were estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions:

	2011	2010

Risk-free interest rate	2.0% - 3.5%	2.5% - 3.8%
Expected option life (years)	10.0	10.0
Expected volatility	91% - 92%	80% - 97%
Expected dividend rate	0%	0%

A summary of the Company’s stock option activity and related information for the years ended December 31, 2011 and 2010 follows:

	2011		2010
	Number of Shares	Wtd. Avg. Price per Share	Number of Shares	Wtd. Avg. Price per Share
Outstanding, beginning of year	22,065,402	$0.57	11,203,800	$1.18
Granted	3,320,000	$0.27	13,659,102	$0.30
Canceled and expired	(5,711,300)	$0.99	(2,797,500)	$1.92
Outstanding, end of year	19,674,102	$0.38	22,065,402	$0.57
Vested and exercisable, end of year	9,393,283	$0.47	9,746,061	$0.91

The weighted average grant date fair value of options granted were $0.21 per share and $0.23 per share for the years ended December 31, 2011 and 2010, respectively. The total fair value of options vested were approximately $958,000 and $885,000 as of December 31, 2011 and 2010, respectively.

Exercise prices for options outstanding as of December 31, 2010 ranged from $0.15 to $1.50. The weighted average remaining contractual life of those options was approximately 7.9 years at December 31, 2011. The weighted average remaining contractual life of options vested and exercisable was approximately 7.4 years at December 31, 2011.

As of December 31, 2011, there was $1,056,000 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company’s stock option plans.  That cost is expected to be recognized over a weighted-average period of 1.0 year.  The Company recognizes stock-based compensation on the straight-line method.

Warrants

At December 31, 2011, there were outstanding warrants for the purchase of 83,695,444 shares of the Company’s Common Stock at prices ranging from $0.01 per share to $1.50 per share (weighted average exercise price was $0.39 per share). The expiration dates of outstanding warrants as of December 31, 2011 are as follows:

Expiration	Warrants Outstanding
2012	19,720,910
2013	8,896,554
2014	6,345,601
2015	11,822,223
2016 and later	36,910,156

83,695,444